Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Classes of current inventories [abstract]
Raw materials and consumables	₨ 92,327	$ 1,335	₨ 83,300
Work-in-progress	25,362	367	30,192
Finished goods	15,017	217	6,392
Total	₨ 132,706	$ 1,919	₨ 119,884	[1]

[1]	Restated - Refer Note 2(b)